Postretirement Plans - Contributions and Expected Benefit Payments (Narrative) (Details) - Vencore Holding Corp. and KGS Holding Corp. - Qualified Plan - Pension Plan - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Mar. 30, 2018
Defined Benefit Plan Disclosure [Line Items]
Contributions made	$ 0	$ 0
Expected required contributions in 2018	$ 0		$ 22,425,000